Sterling Capital Quality Income Fund

Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 19 .6%
$ 192,596
Aegis Asset Backed Securities Trust , Series
2005-5, Class 1A4 , 0.802% , (LIBOR
USD 1-Month plus 0.70%) , 12/25/35 (a)
$ 192,559
230,000
AmeriCredit Automobile Receivables
Trust , Series 2019-2, Class B , 2.540% ,
7/18/24 .......................
232,162
351,000
AmeriCredit Automobile Receivables
Trust , Series 2019-2, Class C , 2.740% ,
4/18/25 .......................
358,138
225,000
AmeriCredit Automobile Receivables
Trust , Series 2020-3, Class B , 0.760% ,
12/18/25 .......................
224,634
405,000
AmeriCredit Automobile Receivables
Trust , Series 2021-2, Class B , 0.690% ,
1/19/27 .......................
400,038
2,032
Argent Securities, Inc. Asset-Backed Pass-
Through Certificates , Series 2005-W3,
Class A2D , 0.782% , (LIBOR USD
1-Month plus 0.68%) , 11/25/35 (a) ....
2,031
170,000
ARI Fleet Lease Trust , Series 2021-A,
Class A3 , 0.680% , 3/15/30 (b) ........
167,327
300,000
Avis Budget Rental Car Funding AESOP,
LLC , Series 2017-2A, Class A , 2.970% ,
3/20/24 (b) .....................
306,093
500,000
Avis Budget Rental Car Funding AESOP,
LLC , Series 2021-1A, Class A , 1.380% ,
8/20/27 (b) .....................
491,099
9,403
Bear Stearns Asset Backed Securities I
Trust , Series 2004-HE11, Class M2 ,
1.677% , (LIBOR USD 1-Month plus
1.58%) , 12/25/34 (a) ..............
9,412
350,000
Carvana Auto Receivables Trust , Series
2021-P1, Class A4 , 0.860% , 1/11/27 ...
348,087
509,000
Carvana Auto Receivables Trust , Series
2021-P2, Class B , 1.270% , 3/10/27 ....
498,434
500,000
Carvana Auto Receivables Trust , Series
2021-P3, Class B , 1.420% , 8/10/27 ....
491,152
26,088
Chesapeake Funding II, LLC , Series 2018-
3A, Class A1 , 3.390% , 1/15/31 (b) ....
26,416
450,000
Citibank Credit Card Issuance Trust , Series
2007-A3, Class A3 , 6.150% , 6/15/39 ..
622,303
2,369
Citicorp Residential Mortgage Trust ,
STEP, Series 2007-2, Class A6 , 4.860% ,
6/25/37 .......................
2,385
500,000
Enterprise Fleet Financing, LLC , Series
2019-2, Class A3 , 2.380% , 2/20/25 (b) ..
504,419
300,000
Enterprise Fleet Financing, LLC , Series
2021-2, Class A3 , 0.740% , 5/20/27 (b) ..
293,616
375,000
Enterprise Fleet Funding, LLC , Series
2021-1, Class A3 , 0.700% , 12/21/26 (b) .
369,523
642,000
Ford Credit Auto Owner Trust 2020-
REV2 , Series 2020-2, Class A , 1.060% ,
4/15/33 (b) .....................
629,225
415,000
Ford Credit Auto Owner Trust 2021-
REV2 , Series 2021-2, Class A , 1.530% ,
5/15/34 (b) .....................
412,927
Principal
Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 200,000
GreatAmerica Leasing Receivables
Funding, LLC , Series 2021-1, Class A3 ,
0.340% , 8/15/24 (b) ...............
$ 198,273
145,000
GreatAmerica Leasing Receivables
Funding, LLC , Series 2021-1, Class A4 ,
0.550% , 12/15/26 (b) ..............
142,250
795,000
Hertz Vehicle Financing III L.P. , Series
2021-2A, Class A , 1.680% , 12/27/27 (b)
783,290
17,979
Home Equity Asset Trust , Series 2005-
7, Class M1 , 0.777% , (LIBOR USD
1-Month plus 0.68%) , 1/25/36 (a) .....
17,975
18,269
JP Morgan Mortgage Acquisition Corp. ,
Series 2005-OPT1, Class M2 , 0.807% ,
(LIBOR USD 1-Month plus 0.71%) ,
6/25/35 (a) .....................
18,269
500,000
OneMain Financial Issuance Trust , Series
2020-1A, Class A , 3.840% , 5/14/32 (b) .
511,313
630,000
OneMain Financial Issuance Trust 2019-
2 , Series 2019-2A, Class A , 3.140% ,
10/14/36 (b) ....................
663,245
480,000
OneMain Financial Issuance Trust 2021-1 ,
Series 2021-1A, Class A1 , 1.550% ,
6/16/36 (b) .....................
473,200
53,456
Park Place Securities, Inc. Asset-Backed
Pass Through Certificates , Series 2005-
WCW3, Class M1 , 0.822% , (LIBOR
USD 1-Month plus 0.72%) , 8/25/35 (a) .
54,562
30,638
Park Place Securities, Inc. Asset-Backed
Pass Through Certificates , Series 2005-
WHQ2, Class M2 , 0.792% , (LIBOR
USD 1-Month plus 0.69%) , 5/25/35 (a) .
30,643
400,000
Santander Drive Auto Receivables Trust ,
Series 2020-3, Class B , 0.690% , 3/17/25
400,249
530,000
Santander Drive Auto Receivables Trust ,
Series 2020-3, Class C , 1.120% , 1/15/26
531,539
300,000
Santander Drive Auto Receivables Trust ,
Series 2020-4, Class B , 0.730% , 3/17/25
300,124
189,520
Saxon Asset Securities Trust , Series 2004-
3, Class M1 , 1.002% , (LIBOR USD
1-Month plus 0.90%) , 12/26/34 (a) ....
189,494
495,205
SoFi Professional Loan Program Trust ,
Series 2020-A, Class A2FX , 2.540% ,
5/15/46 (b) .....................
504,067
500,000
Toyota Auto Loan Extended Note Trust
2021-1 , Series 2021-1A, Class A ,
1.070% , 2/27/34 (b) ...............
490,581
71,104
U.S. Small Business Administration , Series
2010-20D, Class 1 , 4.360% , 4/1/30 ....
75,894
215,000
Wheels SPV 2, LLC , Series 2020-1A,
Class A3 , 0.620% , 8/20/29 (b) ........
213,044
Total Asset Backed Securities
(Cost $ 12,192,362 ) ............... 12,179,992

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)
December 31, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 17 .5%
$ 64,202
Alternative Loan Trust , Series 2004-22CB,
Class 1A1 , 6.000% , 10/25/34 ........
$ 66,255
516,454
Chase Home Lending Mortgage Trust ,
Series 2019-ATR2, Class A3 , 3.500% ,
7/25/49 (b) (c) ...................
523,902
32,449
Citicorp Mortgage Securities, Inc. , Series
2005-1, Class 1A4 , 5.500% , 2/25/35 ...
33,213
9,797
Citigroup Mortgage Loan Trust, Inc. , Series
2004-NCM2, Class 3CB2 , 6.500% ,
8/25/19 .......................
9,783
41,277
Countrywide Home Loan Mortgage Pass-
Through Trust , Series 2004-3, Class A4 ,
5.750% , 4/25/34 .................
42,063
70,481
Credit Suisse First Boston Mortgage-
Backed Pass-Through Certificates , Series
2004-1, Class 2A1 , 6.500% , 2/25/34 ...
72,639
51,061
Fannie Mae , Series 2003-19, Class AR ,
5.500% , 3/25/33 .................
57,025
192,600
Fannie Mae , Series 2003-21, Class OW ,
4.000% , 3/25/33 .................
207,061
682,000
Fannie Mae , Series 2008-2, Class PH ,
5.500% , 2/25/38 .................
804,561
527,000
Fannie Mae , Series 2009-28, Class HX ,
5.000% , 5/25/39 .................
605,753
380,000
Fannie Mae , Series 2011-131, Class PB ,
4.500% , 12/25/41 ................
423,722
325,634
Fannie Mae , Series 2011-74, Class QM ,
4.500% , 11/25/40 ................
339,789
692,000
Fannie Mae , Series 2013-30, Class PY ,
3.000% , 4/25/43 .................
717,852
551,473
Fannie Mae , Series 2013-91, Class DV ,
3.000% , 10/25/26 ................
571,809
170,502
Fannie Mae , Series 2016-85, Class GA ,
2.500% , 10/25/45 ................
176,061
611,366
Fannie Mae , Series 2017-26, Class CD ,
3.500% , 1/25/43 .................
619,521
21,473
FirstKey Mortgage Trust , Series 2014-1,
Class A12 , 3.500% , 11/25/44 (b) (c) ....
21,711
89,513
Freddie Mac , Series 2485, Class WG ,
6.000% , 8/15/32 .................
101,420
158,497
Freddie Mac , Series 2768, Class PC ,
4.000% , 3/15/34 .................
167,407
104,138
Freddie Mac , Series 3042, Class PZ ,
5.750% , 9/15/35 .................
138,894
124,487
Freddie Mac , Series 3440, Class EM ,
5.000% , 4/15/38 .................
137,818
500,000
Freddie Mac , Series 3714, Class PB ,
4.750% , 8/15/40 .................
587,479
20,731
Freddie Mac , Series 3803, Class PJ ,
4.250% , 1/15/41 .................
21,549
200,000
Freddie Mac , Series 3815, Class TB ,
4.500% , 2/15/41 .................
228,535
179,261
Freddie Mac , Series 3816, Class HM ,
4.500% , 5/15/40 .................
187,517
390,796
Freddie Mac , Series 3989, Class JW ,
3.500% , 1/15/42 .................
414,848
Principal
Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS
— (continued)
$ 300,000
Freddie Mac , Series 4094, Class ME ,
2.500% , 8/15/42 .................
$ 305,092
195,000
Freddie Mac , Series 4097, Class CU ,
1.500% , 8/15/27 .................
193,096
439,560
Freddie Mac , Series 4136, Class HZ ,
3.500% , 11/15/27 ................
467,113
134,000
Freddie Mac , Series 4160, Class HH ,
2.500% , 12/15/32 ................
137,279
182,046
Freddie Mac , Series 4173, Class NB ,
3.000% , 3/15/43 .................
191,398
156,929
Freddie Mac , Series 4215, Class LD ,
2.000% , 7/15/41 .................
159,027
50,469
Freddie Mac , Series 4293, Class MH ,
3.000% , 12/15/41 ................
52,475
437,688
Freddie Mac , Series 4650, Class BC ,
3.500% , 5/15/43 .................
443,068
438,676
Freddie Mac , Series 5115, Class G ,
2.500% , 9/25/50 .................
447,114
313,434
Freddie Mac Strips , Series 219, Class PO ,
3/1/32 ........................
295,065
67,164
Ginnie Mae , Series 2004-69, Class GC ,
5.500% , 4/20/34 .................
74,604
8,509
Ginnie Mae , Series 2010-85, Class DQ ,
3.000% , 12/20/39 ................
8,606
651,500
JP Morgan Mortgage Trust , Series 2017-5,
Class A1B , 3.063% , 10/26/48 (b) (c) ...
670,426
149,307
MASTR Alternative Loan Trust , Series
2003-5, Class 8A1 , 5.500% , 6/25/33 ...
154,623
24,833
MASTR Alternative Loan Trust , Series
2004-13, Class 3A1 , 6.500% , 1/25/35 ..
22,212
17,347
RBSGC Mortgage Loan Trust , Series 2007-
B, Class 3A1 , 3.651% , 7/25/35 (c) .....
17,278
Total Collateralized Mortgage Obligations
(Cost $ 10,781,985 ) ............... 10,916,663
COMMERCIAL MORTGAGE-BACKED SECURITIES
— 35 .2%
589,492
Benchmark Mortgage Trust , Series 2020-
B18, Class A5 , 1.925% , 7/15/53 ......
577,268
500,000
Benchmark Mortgage Trust , Series 2020-
B21, Class A5 , 1.978% , 12/17/53 .....
490,785
270,000
BX 2021-LBA3 Mortgage Trust ,
Series 2021-PAC, Class C , 1.209% ,
(LIBOR USD 1-Month plus 1.10%) ,
10/15/36 (a) (b) ..................
268,864
269,000
BX Commercial Mortgage Trust ,
Series 2021-21M, Class C , 1.287% ,
(LIBOR USD 1-Month plus 1.18%) ,
10/15/36 (a) (b) ..................
265,625
277,000
BX Commercial Mortgage Trust ,
Series 2021-ACNT, Class C , 1.610% ,
(LIBOR USD 1-Month plus 1.50%) ,
11/15/26 (a) (b) ..................
276,025

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)
December 31, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 313,000
BX Commercial Mortgage Trust ,
Series 2021-CIP, Class C , 1.571% ,
(LIBOR USD 1-Month plus 1.47%) ,
12/15/28 (a) (b) ..................
$ 312,903
229,000
BX Commercial Mortgage Trust ,
Series 2021-XL2, Class C , 1.307% ,
(LIBOR USD 1-Month plus 1.20%) ,
10/15/38 (a) (b) ..................
227,580
275,000
BX Trust , Series 2021-RISE, Class C ,
1.550% , (LIBOR USD 1-Month plus
1.45%) , 11/15/36 (a) (b) ............
274,489
589,000
CD Mortgage Trust , Series 2016-CD2,
Class A4 , 3.526% , 11/10/49 (c) .......
631,726
700,000
CD Mortgage Trust , Series 2017-CD3,
Class A4 , 3.631% , 2/10/50 ..........
753,516
365,000
Citigroup Commercial Mortgage Trust ,
Series 2013-GC15, Class A4 , 4.371% ,
9/10/46 (c) .....................
381,985
405,000
Citigroup Commercial Mortgage Trust ,
Series 2013-GC17, Class AS , 4.544% ,
11/10/46 .......................
423,992
500,000
Citigroup Commercial Mortgage Trust ,
Series 2015-GC33, Class A4 , 3.778% ,
9/10/58 .......................
535,602
243,203
COMM 2012-CCRE1 Mortgage Trust ,
Series 2012-CR1, Class A3 , 3.391% ,
5/15/45 .......................
243,688
564,237
COMM 2012-CCRE3 Mortgage Trust ,
Series 2012-CR3, Class A3 , 2.822% ,
10/15/45 .......................
567,250
75,000
COMM 2013-CCRE11 Mortgage Trust ,
Series 2013-CR11, Class A4 , 4.258% ,
8/10/50 .......................
78,535
75,000
COMM 2013-CCRE13 Mortgage Trust ,
Series 2013-CR13, Class A4 , 4.194% ,
11/10/46 (c) .....................
78,687
500,000
COMM 2014-CCRE18 Mortgage Trust ,
Series 2014-CR18, Class A5 , 3.828% ,
7/15/47 .......................
526,194
125,000
COMM Mortgage Trust , Series 2012-CR1,
Class AM , 3.912% , 5/15/45 .........
125,738
266,000
COMM Mortgage Trust , Series 2014-
CR20, Class A4 , 3.590% , 11/10/47 ....
278,948
520,000
COMM Mortgage Trust , Series 2014-
UBS2, Class A5 , 3.961% , 3/10/47 ....
545,280
455,000
COMM Mortgage Trust , Series 2014-
UBS4, Class A5 , 3.694% , 8/10/47 ....
477,738
250,000
COMM Mortgage Trust , Series 2017-
COR2, Class A3 , 3.510% , 9/10/50 ....
269,430
500,000
CSAIL Commercial Mortgage Trust , Series
2015-C3, Class A4 , 3.718% , 8/15/48 ..
531,679
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 251,000
ELP Commercial Mortgage Trust ,
Series 2021-ELP, Class C , 1.430% ,
(LIBOR USD 1-Month plus 1.32%) ,
11/15/38 (a) (b) ..................
$ 249,516
900,000
Fannie Mae-Aces , Series 2017-M7, Class
A2 , 2.961% , 2/25/27 (c) ............
953,117
351,512
FRESB Mortgage Trust , Series 2017-SB36,
Class A10F , 2.880% , 7/25/27 (c) ......
354,899
805,639
Ginnie Mae , Series 2014-126, Class A ,
2.500% , 11/16/46 ................
815,648
458,137
Ginnie Mae , Series 2019-79, Class V ,
2.800% , 3/16/29 .................
467,647
175,000
GS Mortgage Securities Trust , Series 2010-
C1, Class B , 5.148% , 8/10/43 (b) .....
175,198
550,000
GS Mortgage Securities Trust , Series 2012-
GCJ7, Class AS , 4.085% , 5/10/45 .....
552,890
300,000
GS Mortgage Securities Trust , Series 2013-
GC14, Class A5 , 4.243% , 8/10/46 ....
312,560
85,000
GS Mortgage Securities Trust , Series 2014-
GC24, Class A5 , 3.931% , 9/10/47 ....
89,840
500,000
GS Mortgage Securities Trust , Series 2016-
GS4, Class A4 , 3.442% , 11/10/49 (c) ...
533,837
272,000
GS Mortgage Securities Trust , Series 2020-
GC47, Class A5 , 2.377% , 5/12/53 ....
275,876
500,000
GS Mortgage Securities Trust , Series 2020-
GSA2, Class A5 , 2.012% , 12/12/53 ...
490,452
205,412
JP Morgan Chase Commercial Mortgage
Securities Trust , Series 2011-C3, Class
B , 5.013% , 2/15/46 (b) (c) ...........
206,530
500,000
JP Morgan Chase Commercial Mortgage
Securities Trust , Series 2014-C20, Class
A5 , 3.805% , 7/15/47 ..............
522,999
185,000
JP Morgan Chase Commercial Mortgage
Securities Trust , Series 2016-JP4, Class
A4 , 3.648% , 12/15/49 (c) ...........
199,295
274,000
Med Trust , Series 2021-MDLN, Class C ,
1.910% , (LIBOR USD 1-Month plus
1.80%) , 11/15/38 (a) (b) ............
273,313
100,000
Morgan Stanley Bank of America Merrill
Lynch Trust , Series 2014-C18, Class A4 ,
3.923% , 10/15/47 ................
105,799
300,167
Morgan Stanley Bank of America Merrill
Lynch Trust , Series 2014-C19, Class A4 ,
3.526% , 12/15/47 ................
315,083
500,000
Morgan Stanley Bank of America Merrill
Lynch Trust , Series 2016-C32, Class A4 ,
3.720% , 12/15/49 ................
541,552
149,000
Morgan Stanley Capital I Trust , Series
2016-BNK2, Class A4 , 3.049% ,
11/15/49 .......................
157,172
435,000
Morgan Stanley Capital I Trust , Series
2018-H3, Class A5 , 4.177% , 7/15/51 ..
487,786
279,333
Morgan Stanley Capital I Trust , Series
2020-HR8, Class A4 , 2.041% , 7/15/53 .
275,104

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)
December 31, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 300,000
OPG Trust , Series 2021-PORT, Class C ,
0.942% , (LIBOR USD 1-Month plus
0.83%) , 10/15/36 (a) (b) ............
$ 294,976
445,692
UBS-Barclays Commercial Mortgage
Trust , Series 2012-C3, Class A4 ,
3.091% , 8/10/49 .................
448,943
600,000
Wells Fargo Commercial Mortgage Trust ,
Series 2014-LC18, Class A5 , 3.405% ,
12/15/47 .......................
630,501
644,000
Wells Fargo Commercial Mortgage Trust ,
Series 2015-P2, Class A4 , 3.809% ,
12/15/48 .......................
692,449
50,000
Wells Fargo Commercial Mortgage Trust ,
Series 2016-C37, Class A5 , 3.794% ,
12/15/49 .......................
54,422
300,000
Wells Fargo Commercial Mortgage Trust ,
Series 2017-C40, Class A4 , 3.581% ,
10/15/50 .......................
324,770
220,800
Wells Fargo Commercial Mortgage Trust ,
Series 2020-C56, Class A5 , 2.448% ,
6/15/53 .......................
225,067
500,000
Wells Fargo Commercial Mortgage Trust ,
Series 2020-C57, Class A4 , 2.118% ,
8/15/53 .......................
497,568
162,000
WFRBS Commercial Mortgage Trust ,
Series 2012-C10, Class A3 , 2.875% ,
12/15/45 .......................
163,831
446,922
WFRBS Commercial Mortgage Trust ,
Series 2012-C7, Class A2 , 3.431% ,
6/15/45 .......................
447,992
200,000
WFRBS Commercial Mortgage Trust ,
Series 2012-C8, Class AS , 3.660% ,
8/15/45 .......................
201,744
84,650
WFRBS Commercial Mortgage Trust ,
Series 2013-UBS1, Class A4 , 4.079% ,
3/15/46 (c) .....................
88,279
302,000
WFRBS Commercial Mortgage Trust ,
Series 2014-C23, Class A5 , 3.917% ,
10/15/57 .......................
320,458
Total Commercial Mortgage-Backed
Securities
(Cost $ 22,112,348 ) ............... 21,890,640
CORPORATE BONDS — 1 .2%
Diversified Telecommunication Services — 0 .8%
459,375
Sprint Spectrum Co., LLC/Sprint Spectrum
Co. II, LLC/Sprint Spectrum Co. III,
LLC , 4.738% , 3/20/25 (b) ........... 480,598
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Equity Real Estate Investment Trusts (REITS)
— 0 .4%
$ 250,000
American Tower Trust , 3.652% , 3/23/28 (b) $ 262,082
Total Corporate Bonds
(Cost $ 731,109 ) ................. 742,680
MORTGAGE-BACKED SECURITIES — 29 .3%
Fannie Mae
—
13 .6%
493,481
3.590% , 1/1/24 , Pool #BL1146 ........ 498,926
150,920
3.000% , 1/1/31 , Pool #BA6574 ........ 158,630
416,844
4.500% , 3/1/34 , Pool #CA3294 ........ 455,859
367,029
2.500% , 11/1/35 , Pool #CA7939 ....... 381,573
77,839
5.500% , 6/1/38 , Pool #984277 ......... 89,061
38,819
5.500% , 8/1/38 , Pool #995072 ......... 44,480
49,291
4.500% , 9/1/39 , Pool #AC1830 ........ 54,484
44,693
4.500% , 10/1/40 , Pool #AE4855 ....... 49,331
89,797
3.500% , 2/1/41 , Pool #AH5646 ........ 97,298
135,546
4.000% , 3/1/41 , Pool #AH4008 ........ 148,791
385,084
2.500% , 5/1/41 , Pool #MA4334 ........ 397,775
38,258
4.500% , 6/1/41 , Pool #AC9298 ........ 42,376
121,957
5.000% , 7/1/41 , Pool #AI5595 ......... 137,872
181,064
4.000% , 9/1/41 , Pool #AJ1717 ........ 198,916
141,662
3.500% , 6/1/42 , Pool #AB5373 ........ 152,038
46,613
4.500% , 10/1/44 , Pool #MA2066 ....... 51,103
145,367
4.000% , 12/1/44 , Pool #MA2127 ....... 159,576
154,542
4.500% , 1/1/45 , Pool #MA2158 ........ 169,587
165,103
3.500% , 3/1/45 , Pool #AS4552 ........ 177,454
169,060
4.000% , 10/1/45 , Pool #AL7487 ....... 184,587
124,027
4.000% , 11/1/46 , Pool #MA2808 ....... 134,236
137,045
3.000% , 2/1/47 , Pool #BE2329 ........ 143,696
87,501
4.000% , 5/1/47 , Pool #BE9598 ........ 93,880
82,098
4.500% , 11/1/47 , Pool #BM3286 ....... 89,834
184,667
3.500% , 12/1/47 , Pool #CA0833 ....... 195,263
94,729
4.500% , 5/1/48 , Pool #CA1711 ........ 101,676
133,195
3.500% , 9/1/49 , Pool #BJ9608 ......... 140,537
285,001
3.500% , 6/1/50 , Pool #CA6097 ........ 300,996
284,075
3.000% , 7/1/50 , Pool #CA6421 ........ 295,468
278,621
3.000% , 7/1/50 , Pool #CA6422 ........ 288,866
639,727
2.500% , 8/1/50 , Pool #FM4053 ........ 655,543
410,597
2.500% , 8/1/50 , Pool #FM4055 ........ 420,589
517,892
2.500% , 10/1/50 , Pool #FM4702 ....... 530,594
599,288
2.500% , 3/1/51 , Pool #FM6523 ........ 612,477
438,944
3.000% , 5/1/51 , Pool #FM7346 ........ 455,080
358,061
3.000% , 11/1/51 , Pool #CB2170 ....... 374,109
8,482,561
Freddie Mac
—
10 .8%
57,005
4.000% , 11/1/32 , Pool #ZS8993 ....... 61,422
248,405
3.500% , 5/1/35 , Pool #ZA2378 ........ 265,754
175,782
4.000% , 5/1/37 , Pool #ZA2461 ........ 191,164
24,339
5.500% , 10/1/39 , Pool #ZI9359 ........ 27,813
40,410
5.000% , 4/1/40 , Pool #ZI9910 ......... 45,837
75,167
5.500% , 4/1/40 , Pool #ZA1042 ........ 86,083
33,243
5.000% , 8/1/40 , Pool #ZA1056 ........ 37,700
76,814
4.000% , 11/1/40 , Pool #ZJ0654 ........ 83,714

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)
December 31, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Freddie Mac
— (continued)
$ 89,505
4.000% , 12/1/40 , Pool #ZJ0811 ........ $ 98,304
195,349
3.500% , 8/1/42 , Pool #ZL3508 ........ 211,296
765,704
3.000% , 12/1/42 , Pool #Q14108 ....... 810,689
270,544
3.500% , 3/1/43 , Pool #ZT1107 ........ 290,835
194,403
3.500% , 1/1/45 , Pool #ZL8964 ........ 209,159
155,634
3.500% , 3/1/45 , Pool #ZT1164 ........ 167,304
115,602
3.000% , 1/1/46 , Pool #ZS4646 ........ 121,337
137,096
4.000% , 4/1/46 , Pool #ZM1015 ........ 148,876
122,605
3.500% , 12/1/47 , Pool #ZM5123 ....... 130,156
317,958
2.500% , 11/1/49 , Pool #QA4396 ....... 324,872
148,958
3.000% , 1/1/50 , Pool #QA6230 ........ 154,809
970,692
2.500% , 7/1/51 , Pool #QC4230 ........ 992,752
446,509
3.000% , 7/1/51 , Pool #RA5552 ........ 465,629
403,947
3.500% , 7/1/51 , Pool #RA5549 ........ 429,395
1,320,229
3.000% , 8/1/51 , Pool #SD8162 ........ 1,371,760
6,726,660
Ginnie Mae
—
0.0%
9,024
4.000% , 12/20/40 , Pool #755678 ....... 9,793
UMBS (TBA)
—
4 .9%
1,500,000
2.000% , 1/1/52 ................... 1,496,133
1,500,000
2.500% , 1/1/52 ................... 1,531,113
3,027,246
Total Mortgage-Backed Securities
(Cost $ 18,121,353 ) ............... 18,246,260
Shares
MONEY MARKET FUND — 2 .0%
1,269,344
Federated Treasury Obligations Fund ,
Institutional Shares , 0.01% (d) .......
1,269,344
Total Money Market Fund
(Cost $ 1,269,344 ) ................ 1,269,344
Total Investments — 104 .8%
(Cost $ 65,208,501 ) ............................ 65,245,579
Net Other Assets (Liabilities) — ( 4 .8 ) % .............. (2,978,418)
NET ASSETS — 100.0% .......................
$ 62,267,161
(a) The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2021. The maturity date reflected is the final maturity date.
(b) Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2021. The maturity date reflected is the final maturity date.
(d) Represents the current yield as of report date.
STEP Step Coupon Bond
TBA To Be Announced

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Quality Income Fund
December 31, 2021 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Quality Income Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2021 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Quality Income Fund — (continued)
December 31, 2021 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2021 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Quality Income Fund ................. $ 1,269,344(a) $ 63,976,235(b) $ — $ 65,245,579
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Quality Income Fund — (continued)
December 31, 2021 (Unaudited)
The value of the securities underlying when-issued to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.